Current Liabilities - Derivative Financial Liabilities Investor Options	12 Months Ended
Jun. 30, 2024
Categories of current financial liabilities [abstract]
Current Liabilities - Derivative Financial Liabilities Investor Options

Note 25. Current Liabilities - Derivative Financial Liabilities Investor Options

	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	Number outstanding	Number outstanding	US$	US$
Carrying amount at July 1	—	—	—	—
Fair valuation upon listing in September -2023	97,823,852	—	3,162,954	—
Fair valuation upon issuance in June -2024	142,886,040		10,454,056
Fair value on conversions of options to shares	(1,743)	—	(89)	—
Fair value loss on investor options at reporting date-2023 Investor options	—	—	11,192,991	—
Fair value loss on investor options at reporting date-2024 Investor options	-	—	30,544	—
Total financial liabilities investor options	240,708,149	—	24,840,456	—

Equity and Investor options -2023

On August 28, 2023, the Company offered 160,213,060 new shares in an fully underwritten ANREO at the offer price of A$0.46 per new share and approximately 80.0 million Institutional and placement options with an exercise price of A$0.80 to participants in the Placement and Institutional Entitlement Offer on the basis of 1 Institutional option for every 2 new shares issued under the Placement. As part of this 2023 Equity Offering, the Company offered 35,434,397 new shares at the offer price of A$0.46 per new share in the fully underwritten Retail Entitlement Offer and approximately 18.0 million new options to eligible shareholders with an exercise price of A$0.80 on the basis of 1 new option for every 2 new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the Company raised gross proceeds of A$90.0 million (US$58.2 million). Each Option entitles the holder to one ordinary share of the Company. These Investor options were first listed September 21, 2023 at $0.05 per option and trading price closed year end at $0.22 (ASX: OPT-OA).

Equity and Investor options - 2024

On June 14, 2024, the Company offered approximately 543,285,766 new shares in an partially underwritten ANREO at the offer price of A$0.40 per new share and approximately 142.9 million Institutional and placement options with an exercise price of A$1.00 to participants in the Placement and Institutional Entitlement Offer on the basis of 1 Institutional option for every 3 new shares issued under the Placement. As part of this 2024 Equity Offering, the Company offered 139,627,846 new shares at the offer price of A$0.40 per new share in the fully underwritten Retail Entitlement Offer and approximately 46.5 million new options to eligible shareholders with an exercise price of A$1.00 on the basis of 1 new option for every 3 new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the company raised gross proceeds of A$227.3 million (US$151.9 million), of which A$55.9 million (US$37.6 million) was received after year end. Each Option entitles the holder to one ordinary share of the company. These Investor options were unlisted on issue and year end, a fair value was determined by management at year end of $0.11 (ASX: OPT-OB).

Under IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, options with an exercise price denominated in a currency that differs from an entity’s functional currency are treated as a derivative where not all existing equity investors are offered to participate in the equity raise on a pro rata basis. Such derivatives are measured at fair value with subsequent changes in fair value accounted for through profit and loss. Options with an exercise price of A$0.80 and A$1.00 meet this requirement as not all investors were offered to participate in the equity raise on a pro rata basis and the Company has presented the fair value of these options as a current liability on the consolidated statement of financial position. As these options are exercised, the fair value at the date of exercise and the associated non-cash liability will be included in our share capital along with the proceeds from the exercise. If these options expire, the non-cash option liability is reversed through the consolidated statement of profit and loss. There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the option derivative or when options expire unexercised.

Considering that the options are traded on the Australian Securities Exchange, the Company used the quoted price at the balance sheet date as the fair value of the options. The 2024 options have been fair valued using a Black Scholes model and are level 2 inputs. Key inputs to the valuation include the share price at grant date, expected term, volatility, dividend yield, risk free rate and exercise price. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting market conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 2 years and the implied volatility of the traded options.